Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	2,700,000
Proposed Maximum Offering Price per Unit	60.51
Maximum Aggregate Offering Price	$ 163,377,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,562.36
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of common stock as may become issuable under the 2026 Equity Incentive Plan by reason of certain transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(h) and (c) under the Securities Act. The maximum offering price per share is based upon the average of the high and low prices of the common stock on the Nasdaq Global Select Market on May 12, 2026. The Registrant does not have any fee offsets.